Document and Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	1-33168
Entity Registrant Name	Central North Airport Group
Entity Central Index Key	0001378239
Document Period End Date	Dec. 31, 2021
Amendment Flag	false
Entity Incorporation, State or Country Code	O5
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Address, Address Line One	Plaza Metrópoli Patriotismo
Entity Address, Address Line Two	Piso 5 Av. Patriotismo 201 Col. San Pedro de los Pinos
Entity Address, City or Town	Benito Juárez
Entity Address, Country	MX
Entity Interactive Data Current	No
Document Accounting Standard	International Financial Reporting Standards
Auditor Name	Galaz, Yamazaki, Ruíz, Urquiza, S.C.
Auditor Firm ID	1130
Auditor Location	Mexico
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
ICFR Auditor Attestation Flag	true
Business Contact [Member]
Contact Personnel Name	Ruffo Pérez Pliego del Castillo
Entity Address, Address Line One	Plaza Metrópoli Patriotismo
Entity Address, Address Line Two	Piso 5 Av. Patriotismo 201 Col. San Pedro de los Pinos
Entity Address, City or Town	Benito Juárez
Entity Address, Country	MX
City Area Code	52
Contact Personnel Email Address	rperezpliego@oma.aero
Local Phone Number	81 8625 4300
Series B Class I
Entity Common Stock, Shares Outstanding	336,403,425
ADS
Security Exchange Name	NASDAQ
Title of 12(b) Security	American Depositary Shares (ADSs) each representing 8 Series B shares
Trading Symbol	OMAB
Series B
Security Exchange Name	NASDAQ
Title of 12(b) Security	Series B shares
Trading Symbol	OMAB
Series BB Class I
Entity Common Stock, Shares Outstanding	49,766,000